Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 19,283	$ 8,480	$ 38,186	$ 14,874
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	5,833	3,101	10,832	5,156
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 13,450	$ 5,379	$ 27,354	$ 9,718